Liability in Respect of Government Grants	12 Months Ended
Dec. 31, 2022
Liability in Respect of Government Grants [Abstract]
Liability in respect of government grants

Note 11 – Liability in respect of government grants

	2021	2022
Balance as of January 1	1,076	1,988
Increase through business combination	912	—
Amounts received during the year	217	—
Payment of royalties	(196)	(219)
Amounts recognized as an offset from research and development expenses	(118)	—
Revaluation of the liability	97	217
Balance as of December 31	1,988	1,986

Current maturities in respect of government grants	428	494
Long term liability in respect of government grants	1,560	1,492

During the years 2014 to 2022, the Company’s subsidiaries received several approvals from the Innovation Authority, to finance development projects in an aggregate amount of up to $8,745, while the Innovation Authority share of financing the aforesaid amount was in a range of 30% to 85% of expenditures. As of December 31, 2022, the Company received grants in the aggregate amount of $3,843. In consideration, the Company undertook to pay the Innovation Authority royalties in the rate of 3%-3.5% of the future sales up to the amount of the grants received. On the date on which the grants were received, the Group recognized a liability using a discount rate ranging between 19% to 30%.